Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of related party transactions	The following table presents amounts received from, or paid to, other related parties for management fees, distributions and contributions for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Management fees and other	$2,976	$2,885	$6,140	$7,122
Distributions	619	1,517	17,727	9,415
Contributions	—	—	(476)	(544)